SCHEDULE OF INVESTMENTS

Ivy International Core Equity Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Materials – 3.1%
BHP Group plc	2,070	$48,728
BHP Group plc ADR	690	32,420
Newcrest Mining Ltd.	2,435	51,691
		132,839

Total Australia - 3.1%		$132,839

Canada
Consumer Discretionary – 1.1%
Dollarama, Inc.	1,319	45,339

Energy – 3.4%
Canadian Natural Resources Ltd.	1,698	54,930
Seven Generations Energy Ltd., Class A(A)	6,317	41,201
Suncor Energy, Inc.	1,416	46,411
		142,542

Total Canada - 4.5%		$187,881

China
Consumer Discretionary – 2.0%
Alibaba Group Holding Ltd. ADR(A)(B)	239	50,744
Gree Electric Appliances, Inc. of Zhuhai, A Shares	3,631	34,207
		84,951

Consumer Staples – 1.0%
Wens Foodstuffs Group Co. Ltd., Class A	8,928	43,092

Financials – 1.2%
China Construction Bank Corp.	58,201	50,267

Health Care – 1.1%
Yunnan Baiyao Group Co. Ltd., A Shares	3,445	44,260

Total China - 5.3%		$222,570

Denmark
Industrials – 1.3%
A.P. Moller - Maersk A/S	28	40,768
A.P. Moller - Maersk A/S, Class A	9	12,852
		53,620

Total Denmark - 1.3%		$53,620

Finland
Information Technology – 0.8%
Nokia Corp., Series A ADR	4,337	16,090
Nokia OYJ	4,346	16,094
		32,184

Total Finland - 0.8%		$32,184

France
Communication Services – 2.2%
Orange S.A.	4,534	66,732
Ubisoft Entertainment S.A.(A)	349	24,089
		90,821

Consumer Staples – 1.3%
Pernod Ricard S.A.	310	55,476

Energy – 2.9%
Total S.A.	2,184	120,515

Financials – 1.5%
BNP Paribas S.A.	1,049	62,145

Industrials – 3.9%
Airbus SE	694	101,627
Schneider Electric S.A.	611	62,743
		164,370

Information Technology – 0.9%
Cap Gemini S.A.	290	35,437

Utilities – 1.1%
ENGIE	2,854	46,100

Total France - 13.8%		$574,864

Germany
Consumer Discretionary – 1.2%
Continental AG	393	50,606

Consumer Staples – 1.1%
Beiersdorf Aktiengesellschaft	395	47,258

Financials – 0.6%
Commerzbank AG(C)	4,126	25,208

Health Care – 4.7%
Bayer AG	907	73,410
Fresenius Medical Care AG & Co. KGaA	811	59,371
Merck KGaA	587	69,122
		201,903

Information Technology – 2.2%
SAP AG	716	95,697

Real Estate – 1.4%
Deutsche Wohnen AG	1,474	60,152

Utilities – 1.1%
E.ON AG	4,295	45,701

Total Germany - 12.3%		$526,525

Hong Kong
Financials – 1.6%
Hong Kong Exchanges and Clearing Ltd.	2,022	65,634

Total Hong Kong - 1.6%		$65,634

India
Financials – 2.1%
Axis Bank Ltd.	4,494	47,476
Housing Development Finance Corp. Ltd.	1,267	42,835
		90,311

Total India - 2.1%		$90,311

Ireland
Materials – 1.3%
CRH plc	1,346	54,232

Total Ireland - 1.3%		$54,232

Italy
Financials – 1.8%
UniCredit S.p.A.	5,231	76,261

Total Italy - 1.8%		$76,261

Japan
Consumer Discretionary – 5.4%
Isuzu Motors Ltd.	4,748	55,991

Subaru Corp.	3,365	83,226
Suzuki Motor Corp.	1,092	45,460
Zozo, Inc.	2,401	45,859
		230,536

Consumer Staples – 1.7%
Seven & i Holdings Co. Ltd.	1,944	71,162

Energy – 1.2%
Inpex Corp.	5,082	52,345

Financials – 2.4%
ORIX Corp.	2,757	45,595
Tokio Marine Holdings, Inc.	1,005	56,192
		101,787

Industrials – 2.1%
SMC Corp.	141	64,414
Taisei Corp.	564	23,311
		87,725

Total Japan - 12.8%		$543,555

Luxembourg
Energy – 1.1%
Tenaris S.A.	2,048	23,222
Tenaris S.A. ADR	1,016	22,994
		46,216

Total Luxembourg - 1.1%		$46,216

Netherlands
Consumer Discretionary – 1.2%
Prosus N.V.(A)	707	52,787

Health Care – 0.5%
Qiagen N.V.(A)	658	22,354

Industrials – 2.4%
Koninklijke Philips Electronics N.V., Ordinary Shares	988	48,207
Randstad Holding N.V.	936	57,154
		105,361

Total Netherlands - 4.1%		$180,502

Norway
Communication Services – 0.3%
Telenor ASA	698	12,513

Consumer Staples – 1.1%
Mowi ASA	1,757	45,694

Financials – 1.2%
DNB ASA	2,729	51,036

Total Norway - 2.6%		$109,243

Singapore
Communication Services – 0.5%
Singapore Telecommunications Ltd.	9,191	23,064

Total Singapore - 0.5%		$23,064

South Korea
Information Technology – 1.5%
Samsung Electronics Co. Ltd.	1,351	64,684

Total South Korea - 1.5%		$64,684

Spain
Consumer Discretionary – 1.1%
Industria de Diseno Textil S.A.	1,282	45,217

Total Spain - 1.1%		$45,217

Sweden
Financials – 1.5%
Swedbank AB	4,319	64,111

Total Sweden - 1.5%		$64,111

Switzerland
Consumer Staples – 2.7%
Nestle S.A., Registered Shares	1,047	113,250

Health Care – 3.1%
Alcon, Inc.(A)	817	46,195
Roche Holdings AG, Genusscheine	259	84,364
		130,559

Industrials – 1.6%
Ferguson plc	725	65,801

Materials – 1.5%
Glencore International plc	20,663	64,417

Total Switzerland - 8.9%		$374,027

United Kingdom
Consumer Discretionary – 1.1%
Whitbread plc	715	45,891

Consumer Staples – 2.7%
British American Tobacco plc	1,574	67,372
Imperial Tobacco Group plc	1,947	48,207
		115,579

Energy – 1.3%
BP plc	6,312	39,428
BP plc ADR	497	18,764
		58,192

Health Care – 3.8%
AstraZeneca plc	230	23,139
AstraZeneca plc ADR	607	30,283
GlaxoSmithKline plc	2,859	67,365
GlaxoSmithKline plc ADR	829	38,943
		159,730

Industrials – 2.1%
Babcock International Group plc	5,301	44,192
BAE Systems plc	6,086	45,534
		89,726

Information Technology – 1.3%
Amdocs Ltd.	782	56,476

Total United Kingdom - 12.3%		$525,594

TOTAL COMMON STOCKS – 94.3%		$3,993,134
(Cost: $3,763,705)

INVESTMENT FUNDS
United States – 1.4%
SPDR Gold Trust(A)	428	61,130

TOTAL INVESTMENT FUNDS – 1.4%		$61,130
(Cost: $52,453)

OTHER GOVERNMENT SECURITIES(D)	Principal
Norway – 0.4%
Norway Government Bond

3.750%, 5-25-21(E)(F)	NOK128,940	15,174

TOTAL OTHER GOVERNMENT SECURITIES – 0.4%		$15,174
(Cost: $14,874)

SHORT-TERM SECURITIES	Shares
Money Market Funds (G) – 2.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class
1.550%	123,963	123,963
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares
1.550% (H)	704	704
		124,667

TOTAL SHORT-TERM SECURITIES – 2.9%		$124,667
(Cost: $124,667)

TOTAL INVESTMENT SECURITIES – 99.0%		$4,194,105
(Cost: $3,955,699)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		41,004

NET ASSETS – 100.0%		$4,235,109

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $7,922 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(C)	All or a portion of securities with an aggregate value of $669 are on loan.

(D)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (NOK - Norwegian Krone).

(F)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $15,174 or 0.4% of net assets.

(G)	Rate shown is the annualized 7-day yield at December 31, 2019.

(H)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at December 31, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	364,570	Japanese Yen	39,037,023	1-10-20	Deutsche Bank AG	$—	$5,152

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$90,821	$35,577	$—
Consumer Discretionary	274,185	281,142	—
Consumer Staples	214,147	277,364	—
Energy	344,243	75,567	—
Financials	268,357	318,403	—
Health Care	228,606	330,200	—
Industrials	412,406	154,197	—
Information Technology	108,003	176,475	—
Materials	251,488	—	—
Real Estate	—	60,152	—
Utilities	46,100	45,701	—
Total Common Stocks	$2,238,356	$1,754,778	$—
Investment Funds	61,130	—	—
Other Government Securities	—	15,174	—
Short-Term Securities	124,667	—	—
Total	$2,424,153	$1,769,952	$—

Liabilities
Forward Foreign Currency Contracts	$—	$5,152	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,955,699

Gross unrealized appreciation	533,036

Gross unrealized depreciation	(294,630)

Net unrealized appreciation	$238,406